UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23105

Stone Ridge Trust IV
(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC
510 Madison Avenue, 21st Floor
New York, New York 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: (855)-609-3680

Date of fiscal year end: October 31, 2021

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust IV

By (Signature and Title)  /s/ Ross Stevens
                                         Ross Stevens, President, Chief Executive Officer
                                         and Principal Executive Officer

Date  August 30, 2021

By (Signature and Title)    /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer,
Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2021